Note 3 - Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of estimated useful lives of major property, plant and equipment classes [text block]
Camp and field equipment	10 years
Machinery and heavy equipment	10 years